Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
vehicle Lease by periods			18 months
Equipment rental income	$ 378,333		$ 756,667
Revenue performance obligation	61,700,000		61,700,000
Accounts receivable, net	1,605,152		1,605,152		$ 794,136
Allowances for doubtful accounts included in accounts receivable	17,827		17,827		0
Bad debt expense	0		17,827
Contract assets increased	60,585		60,585
Billings in excess of revenue recognized					306,791
Contract completion obligations					$ 67,000
Interest expense, incurred	$ 913,614		1,754,908
Interest expense, net			1,669,701
Interest expense capitalized to work in process			85,207
Interest expense				$ 138,375
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vehicle lease			2,270,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vehicle lease			$ 126,111
Total revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer	1	2	1	2
Total revenue [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
percentage of concentration of credit risk	84.00%	82.00%	89.00%	75.00%
Total revenue [Member] | Customer Concentration Risk [Member] | Two customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
percentage of concentration of credit risk		18.00%		25.00%
Total revenue [Member] | Customer Concentration Risk [Member] | No Other Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
percentage of concentration of credit risk	10.00%		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
percentage of concentration of credit risk			80.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Due Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
percentage of concentration of credit risk					86.00%
Triumph Subsea Construction Limited [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue performance obligation	$ 54,200,000		$ 54,200,000